Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

		December 31,
	Depreciable Life	2012	2011
Gathering systems	20 years	$450,989	$298,207
Processing plants and compression facilities	20-25 years	490,991	429,908
Rights-of-way and easements	20 years	60,502	50,085
Buildings and other	5-40 years	7,385	5,958
Land	—	4,698	4,674
Construction in progress	—	55,311	47,073
Property, plant and equipment		1,069,876	835,905
Accumulated depreciation		(130,030)	(89,860)
Property, plant and equipment, net		$939,846	$746,045